Deposits (Tables)	6 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Summary of Deposit Liabilities

	As at
	April 30, 2023				October 31, 2022
(Millions of Canadian dollars)	Demand (1)	Notice (2)	Term (3)	Total	Demand (1)	Notice (2)	Term (3)	Total
Personal	$191,423	$56,449	$180,433	$428,305	$203,645	$64,743	$136,544	$404,932
Business and government	303,043	15,565	415,430	734,038	348,004	17,855	394,011	759,870
Bank	7,751	978	38,981	47,710	10,458	490	33,064	44,012
	$502,217	$72,992	$634,844	$1,210,053	$562,107	$83,088	$563,619	$1,208,814
Non-interest-bearing (4)
Canada	$140,690	$6,821	$152	$147,663	$149,737	$7,797	$466	$158,000
United States	42,385	–	–	42,385	52,702	–	–	52,702
Europe (5)	114	–	–	114	620	–	–	620
Other International	7,484	–	–	7,484	7,840	–	–	7,840
Interest-bearing (4)
Canada	286,834	15,786	471,508	774,128	305,779	17,982	409,586	733,347
United States	12,272	50,227	90,255	152,754	11,410	57,055	85,111	153,576
Europe (5)	6,760	158	57,455	64,373	28,276	254	52,144	80,674
Other International	5,678	–	15,474	21,152	5,743	–	16,312	22,055
	$502,217	$72,992	$634,844	$1,210,053	$562,107	$83,088	$563,619	$1,208,814

(1)	Demand deposits are deposits for which we do not have the right to require notice of withdrawal, which include both savings and chequing accounts.
(2)	Notice deposits are deposits for which we can legally require notice of withdrawal. These deposits are primarily savings accounts.
(3)	Term deposits are deposits payable on a fixed date, and include term deposits, guaranteed investment certificates and similar instruments.
(4)	The geographical splits of the deposits are based on the point of origin of the deposits and where the revenue is recognized. As at April 30, 2023, deposits denominated in U.S. dollars, British pounds, Euro and other foreign currencies were $446 billion
, $36

billion
, $50

billion
and $30

billion
, respectively (October 31, 2022 – $465 billion, $35 billion, $50 billion and $30 billion, respectively).
(5)	Europe includes the United Kingdom, the Channel Islands, France and Luxembourg.

Summary of Contractual Maturities of Term Deposit Liabilities
Contractual maturities of term deposits

	As at
(Millions of Canadian dollars)	April 30 2023	October 31 2022
Within 1 year:
less than 3 months	$183,734	$159,602
3 to 6 months	89,910	61,996
6 to 12 months	127,180	156,531
1 to 2 years	70,151	49,225
2 to 3 years	47,021	42,809
3 to 4 years	35,107	27,609
4 to 5 years	38,203	33,835
Over 5 years	43,538	32,012
	$634,844	$563,619
Aggregate amount of term deposits in denominations of one hundred thousand dollars or more	$584,000	$521,000